Additional information-Financial Statement Schedule I - Condensed statement of changes in equity (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)
Balance at beginning of the year		£ 415,202,000		£ 427,104,000		£ 480,087,000
Profit/(loss) for the year		(23,233,000)		18,881,000		(37,629,000)
Total comprehensive (loss)/income for the year		(20,254,000)		10,895,000		(33,916,000)
Acquisition of treasury shares		(21,305,000)
Equity-settled share based payments		818,000		699,000		2,915,000
Dividends paid	$ (29,554,000)	(23,229,000)	$ (29,615,000)	(23,326,000)	$ (29,555,000)	(21,982,000)
Balance at end of the year		351,232,000		415,202,000		427,104,000
Share capital
Balance at beginning of the year		53,000		53,000		53,000
Balance at end of the year		53,000		53,000		53,000
Share premium
Balance at beginning of the year		68,822,000		68,822,000		68,822,000
Balance at end of the year		68,822,000		68,822,000		68,822,000
Treasury shares
Acquisition of treasury shares		(21,305,000)
Balance at end of the year		(21,305,000)
Retained earnings
Balance at beginning of the year		132,841,000		136,757,000		193,453,000
Profit/(loss) for the year		(23,233,000)		18,881,000		(37,629,000)
Total comprehensive (loss)/income for the year		(23,233,000)		18,881,000		(37,629,000)
Equity-settled share based payments		818,000		699,000		2,915,000
Dividends paid		(23,229,000)		(23,326,000)		(21,982,000)
Balance at end of the year		87,197,000		132,841,000		136,757,000
Parent
Balance at beginning of the year		313,925,000		316,681,000		317,189,000
Profit/(loss) for the year		41,643,000		19,871,000		18,559,000
Total comprehensive (loss)/income for the year		41,643,000		19,871,000		18,559,000
Acquisition of treasury shares		(21,305,000)
Equity-settled share based payments		818,000		699,000		2,915,000
Dividends paid		(23,229,000)		(23,326,000)		(21,982,000)
Balance at end of the year		311,852,000		313,925,000		316,681,000
Parent | Share capital
Balance at beginning of the year		53,000		53,000		53,000
Balance at end of the year		53,000		53,000		53,000
Parent | Share premium
Balance at beginning of the year		68,822,000		68,822,000		68,822,000
Balance at end of the year		68,822,000		68,822,000		68,822,000
Parent | Treasury shares
Acquisition of treasury shares		(21,305,000)
Balance at end of the year		(21,305,000)
Parent | Retained earnings
Balance at beginning of the year		245,050,000		247,806,000		248,314,000
Profit/(loss) for the year		41,643,000		19,871,000		18,559,000
Total comprehensive (loss)/income for the year		41,643,000		19,871,000		18,559,000
Equity-settled share based payments		818,000		699,000		2,915,000
Dividends paid		(23,229,000)		(23,326,000)		(21,982,000)
Balance at end of the year		£ 264,282,000		£ 245,050,000		£ 247,806,000